Fixed Assets and Asset Retirement Obligations (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 11, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligations Details [Line Items]
Depreciation expense		$ 286,000	$ 226,000	$ 194,000
Depletion expense		4,000	1,500
Impairment expense		126,282	0	0
Asset retirement obligation		239,865	198,187	$ 213,726
Current Liabilities - Accrued Liabilities
Asset Retirement Obligations Details [Line Items]
Asset retirement obligation		67,500	20,900
Non-Core Offshore Gas Assets | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Abandonment [Member] | MEXICO
Asset Retirement Obligations Details [Line Items]
Impairment expense		$ 82,000
Non-Core Natural Gas Gathering and Platform Assets | Disposal Group, Disposed of by Sale, Not Discontinued Operations | MEXICO
Asset Retirement Obligations Details [Line Items]
Gain on sale of assets			$ 40,300
Onshore facilities and transportation | PRB | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Asset Retirement Obligations Details [Line Items]
Net proceeds received on divestiture of assets	$ 300,000
Gain on sale of assets	(38,900)
Impairment expense	$ 21,200